Principal Exchange-Traded Funds
Principal U.S. Small-Cap Multi-Factor ETF
Supplement dated May 1, 2023
to the Prospectus dated November 1, 2022
(as previously supplemented)
Important Notice Regarding Change to Fund’s Name

On or about June 30, 2023, the Principal U.S. Small-Cap Multi-Factor ETF will change its name to the Principal U.S. Small-Cap ETF. On that date, delete all references in this Prospectus to the Principal U.S. Small-Cap Multi-Factor ETF, and replace with Principal U.S. Small-Cap ETF.

This Supplement should be retained for future reference.
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